Commitments and Contingencies (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 30, 2014	May 01, 2012	Dec. 31, 2015	Dec. 31, 2014
Changes in Environmental Loss Contingency
Balance at beginning of year			$ 32
Additions			25
Expenditures			(24)
Balance at end of year			33	$ 32
Aggregate annual deductible			1
Environmental liability insurance deductible			1
Environmental liabilities insurance coverage limit			$ 150
Site contingency, accrual assumptions			Our environmental liabilities are estimates using internal and third-party assessments and available information to date. It is possible these estimates will change as additional information becomes available.
Tioga Crude Oil Pipeline Release
Changes in Environmental Loss Contingency
Balance at beginning of year			$ 25
Additions			24
Expenditures			(22)
Balance at end of year			27	25
Insurance settlement receivable			0	18
Environmental remediation expense			66
Environmental liability insurance deductible			1
Environmental liabilities insurance coverage limit			25
Excess remediation costs over loss limit			41
Proceeds from insurance reimbursement			18	$ 7
Chevron Corrective Action Order
Changes in Environmental Loss Contingency
Diesel Pipeline Release detection and response date				March 18, 2013
Other Liabilities
Changes in Environmental Loss Contingency
Balance at beginning of year			7
Additions			1
Expenditures			(2)
Balance at end of year			$ 6	$ 7
PHMSA | Chevron Corrective Action Order
Changes in Environmental Loss Contingency
Regulatory action issuance date				Mar. 22, 2013
Los Angeles Logistics Assets Acquisition
Changes in Environmental Loss Contingency
Years to identify conditions after the date of purchase (years)			10 years
Los Angeles Terminal Assets Acquisition
Changes in Environmental Loss Contingency
Years to identify conditions after the date of purchase (years)			5 years
Northwest Products System
Changes in Environmental Loss Contingency
Balance at beginning of year			$ 6
Balance at end of year			4	$ 6
Questar Gas Company v. QEP Field Services Company
Changes in Environmental Loss Contingency
Complaint filing date		May 1, 2012
Disputed amount netted from gathering fees			20
Liability for estimated damages			$ 21
Loss Contingency, Settlement Agreement, Date			March 22, 2016
Payments for Legal Settlements			$ 15
XTO Energy Inc. v. QEP Field Services Company
Changes in Environmental Loss Contingency
Complaint filing date	January 30, 2014
Litigation Settlement, Amount			29
Proceeds from Legal Settlements			$ 21